Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 430,000
Previously Paid Amount	0.00
Total Fee Amount	65.83
Total Offset Amount	0.00
Net Fee	65.83
Narrative - Max Aggregate Offering Price	$ 430,000
Final Prospectus	true